Acquisitions and Dispositions (Details) (USD $)	12 Months Ended					12 Months Ended			12 Months Ended						12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Acquisition of Nine Communities [Member]	Feb. 02, 2012 Acquisition of Nine Communities [Member]	Dec. 31, 2012 Acquisition of Twelve Communities [Member]	Dec. 31, 2011 Acquisition of Twelve Communities [Member]	Jan. 13, 2011 Acquisition of Twelve Communities [Member]	Dec. 31, 2012 Home Health Agencies [Member]	Dec. 31, 2011 Home Health Agencies [Member]	Dec. 31, 2012 Communities sold [Member]	Dec. 31, 2011 Communities sold [Member]	Dec. 31, 2011 One (Real Estate Interest) Assisted Living Community [Member]	Feb. 01, 2011 One (Real Estate Interest) Assisted Living Community [Member]	Dec. 31, 2011 One Assisted Living Community [Member]	Feb. 01, 2011 One Assisted Living Community [Member]	Dec. 31, 2011 One Assisted Living Community, Previously Managed [Member]	Nov. 01, 2011 One Assisted Living Community, Previously Managed [Member]	Dec. 31, 2012 Horizon Bay Realty LLC [Member]	Dec. 31, 2011 Horizon Bay Realty LLC [Member]	Sep. 01, 2011 Horizon Bay Realty LLC [Member]	Dec. 31, 2012 First Mortgage Financing [Member] Acquisition of Nine Communities [Member]	Feb. 02, 2012 First Mortgage Financing [Member] Acquisition of Nine Communities [Member]	Dec. 31, 2012 Seller-financing [Member] Acquisition of Nine Communities [Member]	Feb. 02, 2012 Seller-financing [Member] Acquisition of Nine Communities [Member]
Schedule of Acquisitions and Disposals [Line Items]
Number of communities purchased or sold					9	12		12	4	3	1	4		1		1		1
Aggregate purchase price				$ 121,300,000		$ 162,100,000	$ 31,300,000		$ 7,000,000	$ 4,200,000			$ 9,800,000		$ 9,200,000		$ 30,200,000
Acquisition purchase price, amount financed																						77,900,000		15,000,000
Number of communities securing acquisition financing																							7		2
Gain on facility lease termination	(11,584,000)	0	4,608,000
Aggregate selling price											8,900,000	30,800,000
Percentage of equity agreed to acquire (in hundredths)																					100.00%
Number of communities previously leased to Horizon Bay from HCP, Inc.																					33
Number of communities owned and operated through joint venture with HCP, Inc.																					21
Number of communities leased from HCP, Inc																					12
Number of communities where the HCP, Inc. pre-existing lease was assumed																					8
Number of communities where new lease was entered into																					4
Percentage of interest acquired in joint venture																					10.00%
Management agreement of joint venture (in years)																					10
Number of five-year renewal options under the management agreement																					4
Fair value of consideration transferred [Abstract]
Cash																					6,500,000
Common stock, value																					1,538,000
Contingent consideration, at fair value																					2,708,000
Total aggregate fair value of purchase consideration transferred																					10,746,000
Common stock, shares																				96,862
Maximum contingent consideration																					3,400,000
Contingent consideration paid																			1,200,000
Contingent consideration arrangements description																				The aggregate acquisition-date fair value of the purchase consideration transferred for the acquisition of Horizon Bay included $2.7 million of contingent consideration. The contingent consideration arrangement requires the Company to pay up to a maximum of approximately $3.4 million to Horizon Bay's former members. The Company estimated the fair value of the contingent consideration using a probability-weighted discounted cash flow model.
Purchase price allocation [Abstract]
Current assets																					24,064,000
Property and equipment																					2,167,000
Acquired lease intangibles																					5,965,000
Current liabilities																					15,979,000
Long-term debt																					1,821,000
Other liabilities																					1,482,000
Deferred tax liability																					822,000
Gain on acquisition	(636,000)	1,982,000	0																	1,346,000
Total purchase price allocation																					10,746,000
Adjustment to gain on acquisition																			600,000
Original gain on acquisition																				2,000,000
Direct and indirect acquisition costs		14,400,000
Amount contributed to formation of joint venture																			$ 13,700,000